Cash flow information (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
Dividends not collected	$ (401)	$ (300)	$ (252)
Increase in investment properties through an increase in borrowings		234
Decrease in trade and other receivables through an increase in investments in subsidiaries, associates and joint ventures		3,354
Decrease in participation in subsidiaries, associates and joint ventures due to transient conversion differences	(1,565)	928	(4,185)
Increase in trade and other receivables through an increase in investments in associates and joint ventures			16
Increase in property, plant and equipment through a decrease in investment property		20
Increase in property, plant and equipment through an increase in trade and other payables	739	853	1,921
Decrease in trade and other receivable through an increase in investments in associates and joint venture			447
Registration of investment properties through a reduction of credits for sale and other credits		574	77
Increase in properties for sale through an increase in borrowings	12	17
Increase in properties for sale through a decrease in investment properties		97	23
Purchase of non-controlling interest through reduction of credits for sale and other credits	711	1,048
Decrease in associates and joint ventures through an increase in trade and other receivable		1,198
Changes in non-controlling interest through a decrease in trade and other receivables			3,069
Distribution of dividends to non-controlling shareholders pending payment	1,761	(340)	3,400
Increase in property, plant and equipment through a business combination			(2,004)
Increase in property, plant and equipment through increased borrowings		$ 6	20
Increase in non-current trade and other receivables through an increase current and non-current borrowings			243
Decrease in investments in associates and joint ventures through dividends penfing collection			24
Increase of trading properties through an interest capitalization			24
Increase of investment properties through an interest capitalization			40
Decrease in associates and joint ventures through an increase in assets held for sale	2,071		97
Increase in investments in associates and joint ventures through a decrease in investments in financial assets			9
Dividend payment through increased business debt			17
Transfers of property, plant and equipment to investment properties			(1,269)
Grants Action Plan			3
Increase in Investment Properties through an increase in Other reserves due to the difference between cost and fair value.			47
Increase in financial operations through a decrease in investments in associates and joint ventures			144
Increase in trading properties through an increase in trade and other payables			137
Increase in trading properties through a decrease in credits			69
Increase in investment properties through a decrease in trading properties			$ 785
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	(4)
Decrease in loans through a decrease in financial assets	2,454
Increase in investment properties through a decrease in financial assets	278
Increase in intangible assets through an increase in trade and other payabels	494
Increase in investment in associates through loss of control in subsidiaries	1,335
Distribution of dividends on shares	589
Acquisition of investment properties through a decrease in trade and other receivables	28
Issuance of Negotiable Obligations	21
Increase in investment properties through an increase in borrowings	81
Increase of use-rights through a decrease in property, plant and equipment
Increase in investments in financial assets through a decrease in investments in associates and joint ventures
Increase in investment in associates through a decrease in investments in financial assets	854
Increase in investments in financial assets through a decrease in investment properties	1,188
Dividends pending collection from associates and joint ventures
Increase in investments in financial assets through a decrease in investment properties
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	14,124
Increase in rights of use through an increase in lease liabilities	$ 8,091